Consolidated statements of shareholders' equity - EUR (€)	Total	Equity Attributable To Owners Of Parent [Member]	Issued Capital [Member]	Treasury Shares [Member]	Share Premium [Member]	Retained Earnings [Member]	Reserve Of Exchange Differences On Translation [Member]	Reserve Of Cash Flow Hedges [Member]	Reserve Of Remeasurements Of Defined Benefit Plans [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Dec. 31, 2016	€ 11,051,132,000	€ 9,977,657,000	€ 307,222,000	€ (50,993,000)	€ 3,960,115,000	€ 6,085,876,000	€ (26,019,000)	€ (38,107,000)	€ (260,437,000)	€ 1,073,475,000
Balance at beginning of period (in shares) at Dec. 31, 2016			307,221,791	(999,951)
Proceeds from exercise of options and related tax effects	32,882,000	32,882,000	€ 639,000		32,243,000	0	0	0	0	0
Proceeds from exercise of options and related tax effects (in shares)			639,232
Compensation expense related to stock options	11,087,000	11,087,000			11,087,000
Dividends paid	293,973,000	293,973,000				293,973,000
Purchase/sale of noncontrolling interests	(44,303,000)	(65,237,000)			(65,237,000)					20,934,000
Contributions from/to noncontrolling interests	(120,573,000)									(120,573,000)
Net income	714,798,000	576,860,000				576,860,000				137,938,000
Other comprehensive income (loss) related to:
Foreign currency translation	(761,549,000)	(684,117,000)					(693,809,000)	2,000		(77,432,000)
Cash flow hedges, net of related tax effects	12,453,000	12,453,000						12,453,000
Total comprehensive income	(34,298,000)	(94,804,000)								60,506,000
Balance at end of period at Jun. 30, 2017	10,692,753,000	9,658,411,000	€ 307,861,000	€ (50,993,000)	3,938,208,000	6,459,562,000	(719,828,000)	(25,652,000)	(250,747,000)	1,034,342,000
Balance at end of period (in shares) at Jun. 30, 2017			307,861,023	(999,951)
Noncontrolling interests subject to put provisions	(90,799,000)	(90,799,000)				(90,799,000)
Balance at beginning of period at Mar. 31, 2017	10,692,753,000	9,658,411,000	€ 307,861,000	€ (50,993,000)	3,938,208,000	6,459,562,000	(719,828,000)	(25,652,000)	(250,747,000)	1,034,342,000
Balance at beginning of period (in shares) at Mar. 31, 2017			307,861,023	(999,951)
Net income	337,815,000
Other comprehensive income (loss) related to:
Foreign currency translation	(700,180,000)
Total comprehensive income	356,303,000
Balance at end of period at Jun. 30, 2017	10,692,753,000	9,658,411,000	€ 307,861,000	€ (50,993,000)	3,938,208,000	6,459,562,000	(719,828,000)	(25,652,000)	(250,747,000)	1,034,342,000
Balance at end of period (in shares) at Jun. 30, 2017			307,861,023	(999,951)
Noncontrolling interests subject to put provisions	(90,799,000)	(90,799,000)				(90,799,000)
Adjusted balance application IFRS 9	(5,076,000)	(5,076,000)				(5,076,000)
Noncontrolling interests subject to put provisions	(830,773,000)
Balance at beginning of period at Dec. 31, 2017	10,828,186,000	9,820,102,000	€ 308,111,000	€ (108,931,000)	3,969,245,000	7,137,255,000	(1,203,904,000)	(18,336,000)	(263,338,000)	1,008,084,000
Balance at beginning of period (in shares) at Dec. 31, 2017			308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects	5,498,000	5,498,000	€ 105,000		5,393,000
Proceeds from exercise of options and related tax effects (in shares)			104,905
Compensation expense related to stock options	3,949,000	3,949,000			3,949,000
Purchase of treasury stock	€ 37,221,000	(37,221,000)		€ (37,221,000)
Purchase of treasury shares (in shares)	431,000
Purchase/sale of noncontrolling interests	€ 882,000	(18,372,000)			(18,372,000)					19,254,000
Contributions from/to noncontrolling interests	(83,311,000)									(83,311,000)
Net income	1,384,868,000	1,272,536,000				1,272,536,000				112,332,000
Other comprehensive income (loss) related to:
Foreign currency translation	129,245,000	102,843,000					107,129,000	(15,000)	(4,271,000)	26,402,000
Cash flow hedges, net of related tax effects	9,306,000	9,306,000						9,306,000
Total comprehensive income	1,523,419,000	1,384,685,000								138,734,000
Balance at end of period at Jun. 30, 2018	11,978,295,000	10,895,534,000	€ 308,216,000	€ (146,152,000)	3,960,215,000	8,146,684,000	(1,096,775,000)	(9,045,000)	(267,609,000)	1,082,761,000
Balance at end of period (in shares) at Jun. 30, 2018			308,215,905	(2,090,951)
Noncontrolling interests subject to put provisions		(66,807,000)				(66,807,000)
Balance at beginning of period at Mar. 31, 2018		10,895,534,000	€ 308,216,000	€ (146,152,000)	3,960,215,000	8,146,684,000	(1,096,775,000)	(9,045,000)	(267,609,000)	1,082,761,000
Balance at beginning of period (in shares) at Mar. 31, 2018			308,215,905	(2,090,951)
Net income	1,055,159,000
Other comprehensive income (loss) related to:
Foreign currency translation	392,896,000
Total comprehensive income	1,451,745,000
Balance at end of period at Jun. 30, 2018	11,978,295,000	10,895,534,000	€ 308,216,000	€ (146,152,000)	€ 3,960,215,000	8,146,684,000	€ (1,096,775,000)	€ (9,045,000)	€ (267,609,000)	€ 1,082,761,000
Balance at end of period (in shares) at Jun. 30, 2018			308,215,905	(2,090,951)
Noncontrolling interests subject to put provisions	€ (66,807,000)	€ (66,807,000)				€ (66,807,000)